Concentration of credit risk (Tables)	12 Months Ended
Sep. 30, 2024
Risks and Uncertainties [Abstract]
Schedules of concentration of risk

The following table sets forth a summary of single customers who represent 10% or more of the Group’s total accounts receivable:

	As of September 30,
	2023	2024

Percentage of the Group’s accounts receivable
Customer A	*	35%
Customer B	*	25%
Customer C	*	15%
Customer D	19%	*
Customer E	22%	*

The following table sets forth a summary of single suppliers who represent 10% or more of the Group’s total accounts payable:

	As of September 30,
	2023	2024

Percentage of the Group’s accounts payable
Supplier A	12%	*

The following table sets forth a summary of single customers who represent 10% or more of the Group’s total deferred revenues:

	As of September 30,
	2023	2024

Percentage of the Group’s deferred revenues
Customer F	*	10%
Customer G	12%	*

*	represent percentage less than 10%